Related Party Transactions (Parenthetical) (Detail) - Kingsoft Tencent and Xiaomi Group	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Related Party Transaction [Line Items]
Number of period for promotion services	1 year	1 year	1 year
Maximum [Member]
Related Party Transaction [Line Items]
Number of period for promotion services	2 years	2 years	2 years